Consolidated Statements of Changes in Equity (Parenthetical) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Share capital			€ 339,259
Top of range [member]
Share capital	1,000	1,000
Bottom of range [member]
Share capital	€ 1,000	€ 1,000